Investments Accounted For Using Equity Method (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
Disclosure of Associates

As of December 31, 2023
Investments accounted for using equity method
Zypp	$15,716
GPH	2,025
$17,741
Details of each Company’s associate at the end of the reporting period are as follows:

			% of Ownership
Associate	Country of Incorporation and Principal Place of Business	Principal Activities	December 31, 2023
Bycyshare Technologies Private Limited (Note i)	India	Provision of demand aggregating services and electric vehicle fleet.; provision of consumer marketplace that offers goods and services; sale of electric vehicles and related products; provision of energy services to consumers using battery swapping systems	13.44
Gogoro Philippines Inc. (Note ii)	The Philippines	Sale of electric vehicles and related products and provision of after-sale services; Provision of energy services to consumers using battery swapping systems	30.00
i.13.44% equity interest of Bycyshare Technologies Private Limited (“Zypp”) was acquired by Gogoro Network Pte. Ltd. in January 2023.
ii.Gogoro Philippines Inc. (“GPH”) was incorporated under the laws of the Philippines in June 2023. Gogoro Network Pte. Ltd. acquired 30% equity interest of GPH in the form of capital injection in September 2023.

Financial Information of Associates
Summarized financial information in respect of each of the Company’s associate is set out below. The summarized financial information represented amounts in the associates’ financial statements prepared in accordance with IFRSs adjusted by the Company for equity accounting purposes.

	As of December 31, 2023
	Zypp	GPH
Current assets	$12,974	$6,502
Non-current assets	8,489	2,142
Current liabilities	(1,142)	(1,406)
Non-current liabilities	(7,065)	(88)
Equity	13,256	7,150

	For the Year Ended December 31, 2023
	Zypp	GPH
Revenue	30,881	71

Loss for the year and total comprehensive loss for the year	(5,582)	(1,436)

Disclosure of reconciliation of summarised financial information of associate accounted for using equity method to carrying amount of interest in associate
Reconciliation of the summarized financial information to the carrying amount of the interests in Zypp and GPH recognized in the consolidated financial statements:

	As of December 31, 2023
	Zypp	GPH
Net assets	$13,256	$7,150

The Company’s share in %	13.44%	30.00%

The Company’s share of net assets	1,782	2,145
Trade name	5,196	—
Goodwill	8,738	—
Elimination of the Company's share in the investee's gains or losses resulting from downstream transactions	—	(120)
Carrying amount	$15,716	$2,025